Fees Summary	Mar. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 224,668,236.38
Previously Paid Amount	0.00
Total Fee Amount	34,396.71
Total Offset Amount	0.00
Net Fee	$ 34,396.71